Economic Dependence	12 Months Ended
Dec. 31, 2017
Disclosure Of Economic Dependence [Abstract]
Economic Dependence
Economic Dependence

We are economically dependent on our toll manufacturers. We primarily use one toll manufacturer in the US to produce the clinical grade REOLYSIN required for our clinical trial program. Any significant disruption of the services provided by our primary toll manufacturer has the potential to delay the progress of our clinical trial program. We have used another toll manufacturer in the U.K. that has also produced clinical grade REOLYSIN at a smaller scale. We have attempted to mitigate this risk by producing sufficient REOLYSIN in advance of patient enrollment in a particular clinical trial.